SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2022	Aug. 31, 2021
Product Information [Line Items]
Retained Earnings (Accumulated Deficit)	$ 19,719,536	$ 16,247,437
[custom:WorkingCapital-0]	54,000
Cash and Cash Equivalents, at Carrying Value	1,133,633	3,122,578
Proceeds from Contributed Capital	1,500,000
Bad debt expense	(246,683)	615,657
Recovery of bad debt	247,861	247,861
Reserve for inventory obsolescence	0
Write down of inventory	0	$ 376,348
Goodwill	$ 0
Finite-Lived Intangible Assets, Net			$ 792,000
Finite-Lived Intangible Asset, Useful Life	15 years
Amortization of Intangible Assets	$ 44,100
Goodwill, Impairment Loss	$ 792,000
Valuation allowance percentage	100.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,663,045			5,000
Class of Warrant or Right, Outstanding	2,689,969
Number of options outstanding	295,623
Cash, uninsured amount	$ 518,419
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%